Expense Example, No Redemption - Versatile Bond Portfolio - Class C	Jun. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 171
Expense Example, No Redemption, 3 Years	650
Expense Example, No Redemption, 5 Years	1,155
Expense Example, No Redemption, 10 Years	$ 2,543